UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd.,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:      4/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Looking long-term

Annual Report | AdvisorOne Funds | April 30, 2009

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	2
Amerigo Fund - Portfolio Summary	4
Amerigo Fund -Performance Update	5
Clermont Fund - Portfolio Summary	6
Clermont Fund - Performance Update	7
Berolina Fund - Performance Summary	8
Berolina Fund - Performance Update	9
Descartes Fund - Performance Summary	10
Descartes Fund - Performance Update	11
Liahona Fund - Performance Summary	12
Liahona Fund - Performance Update	13
Amerigo Fund - Schedule of Investments	14
Clermont Fund - Schedule of Investments	17
Berolina Fund - Schedule of Investments	20
Descartes Fund - Schedule of Investments	23
Liahona Fund - Schedule of Investments	26
Statements of Assets and Liabilities	29
Statements of Operations	31
Amerigo Fund - Statements of Changes in Net Assets	33
Clermont Fund - Statements of Changes in Net Assets	33
Berolina Fund - Statements of Changes in Net Assets	34
Descartes Fund - Statements of Changes in Net Assets	34
Liahona Fund - Statements of Changes in Net Assets	35
Amerigo Fund - Financial Highlights	36
Clermont Fund - Financial Highlights	38
Berolina Fund - Financial Highlights	39
Descartes Fund - Financial Highlights	40
Liahona Fund - Financial Highlights	41
Notes to Financial Statements	42
Report of Independent Registered Public Accounting Firm	54
Shareholder Expense Example	55
Trustees and Officers of the Trust	57
Additional Information	59

AdvisorOne Funds Annual Report

Letter from The Portfolio Management Team

Dear Shareholders,

The most recent fiscal year ending April 30, 2009, was literally “A Tale of Two Markets.” The first six months of the reporting period was characterized by fear and falling prices, as markets and economies around the world seized up. The last six months of the reporting period was characterized by rising prices and increased investor confidence that the worst may have passed and the environment had stabilized.

For the twelve month period ending April 30, 2009, the Standard and Poor’s 500 Index1 (“S&P 500”) had a total return of -35.31 percent. Virtually all of the loss for the 2009 fiscal year came during a mere 49-trading-day period following the default of Lehman on September 14, 2008. After the violent deleveraging ran its course, many market indices around the world made their lows in mid-November and traded higher into the end of the fiscal year.

Why did the markets experience such a dramatic decline in such a short period of time? In our opinion, “allowing” Lehman Brothers to default and file for bankruptcy may have been a U.S. government policy mistake, as it set off a chain of events that dropped many stock and bond markets 30- to 50 percent in just 49 trading days. The change in policy with regard to Lehman was both unprecedented and surprising when you consider that the government provided support for institutions such as Bear Stearns and AIG.

The chain of events occurred as follows:

•

On Sunday, September 14, Lehman Brothers was allowed to file for bankruptcy.

•

Lehman defaulted on its short term debt.

•

Many money market funds owned Lehman’s short-term debt and, as a result of the default, some “broke the buck” (meaning their net asset value (NAV) dropped below $1 per share.)

•

Panic withdrawals from money market funds surged.

•

Since Lehman had investment grade credit when it defaulted, money market portfolio managers believed they could no longer rely on the short-term debt ratings of the nationally recognized rating agencies. As a result, money market funds stopped purchasing commercial paper, banker’s acceptances, and certificates of deposit. They instead invested money into ultra safe U.S. Treasury Bills at such magnitude that yields dropped below zero for a few days.

With no buyers for short term securities, import and export activity literally stopped. Even the best companies could no longer obtain short-term funding for their operations. It was almost as if someone turned off the light switch and the system froze up, not only here, but around the world.

Once the panic subsided in November, the markets began to trade higher. In general, the same investments that got crushed during that 49-day panic (i.e. corporate and high yield bonds, emerging markets, and commodities) also have had the highest returns during the past five months.

AdvisorOne Funds Annual Report

In October and November of 2008, many investors were convinced that the end of the world was upon us and wanted nothing to do with equities. Yet, as April 2009 came to a close, State Street2 reported that the money flows back into equities had surged to their highest level in 12 years.

Investment Outlook

As we enter the new fiscal year, the equity markets continue to rally on the expectation that the global recession may be beginning to transition from the point of maximum weakness toward stabilization or modest improvement as the year progresses.

If that proves correct, the “reflation” trade may continue to be the key market theme for the coming year. The types of investments that may benefit from the reflationary efforts are emerging markets, commodities (a relatively new addition to our list of potentially favorable asset classes), and equities. Corporate and high yield bonds will also likely outperform U.S. Treasuries as credit spreads narrow.

Probably one of the largest challenges investors may face as the year progresses is whether policymakers can continue to implement policies that stimulate economic growth, and reduce the potential for price deflation and increased financial instability. For now, the economy and the markets are breathing again but they are not ready to be released from the hospital.

Investors will likely continue to debate whether this is merely a bear market rally or the beginning of a much larger rally. That will take time to determine, as, historically, stock prices have generally turned higher before the pace of economic weakness eases. Until that question is resolved, we suspect better opportunities will be found through identifying investment themes rather than attempting to engage in market timing.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (underlying funds) . In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

1The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

2“Big Investors Buy into Stock Rally: addressStreetState St.” Reuters April 17, 2009. <http://www.reuters.com/article/businessNews/idUS?TRE53G1G520090417>

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2009
	Shares	Market Value
Common Stocks - 3.21%
Diversified Companies - 3.21%
Berkshire Hathaway, Inc. - Class A*	129	$ 12,126,000
Berkshire Hathaway, Inc. - Class B*	1,500	4,597,500
Total Common Stocks (cost $21,357,749)		16,723,500

Bond Funds - 1.10%
iShares iBoxx $ High Yield Corporate Bond Fund	75,000	5,720,250
Total Bond Funds (cost $5,558,010)		5,720,250

Equity Funds - 93.16%
Commodity Funds - 6.29%
iShares S&P GSCI Commodity Indexed Trust*	300,000	7,437,000
PowerShares DB Agriculture Fund*	300,000	7,587,000
PowerShares DB Base Metals Fund*	380,000	5,282,000
PowerShares DB Commodity Index Tracking Fund*	300,000	5,994,000
PowerShares DB Gold Fund*	95,000	3,060,900
PowerShares DB Precious Metals Fund*	112,000	3,384,640
		32,745,540
Emerging Markets - 25.46%
iShares FTSE/Xinhua China 25 Index Fund	548,000	17,525,040
iShares MSCI Brazil Index Fund	255,000	11,500,500
iShares MSCI Emerging Markets Index Fund	1,430,000	40,969,500
iShares MSCI Taiwan Index Fund	300,000	3,066,000
iShares S&P Asia 50 Index Fund	50,000	1,478,000
iShares S&P Latin America 40 Index Fund	1,330,000	39,660,600
SPDR S&P BRIC 40 ETF	250,000	4,260,000
SPDR S&P China ETF	80,000	4,059,200
SPDR S&P Emerging Asia Pacific ETF	85,000	4,528,800
Vanguard Emerging Markets ETF	200,000	5,534,000
		132,581,640
International Equity - 1.46%
iShares MSCI Hong Kong Index Fund	202,000	2,397,740
iShares MSCI Pacific ex-Japan Index Fund	150,000	4,165,500
Vanguard Pacific ETF	25,000	1,023,500
		7,586,740

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2009
	Shares	Market Value
Large Cap Blend - 14.24%
iShares S&P 500 Index Fund	125,000	$ 10,966,250
Rydex Russell Top 50 ETF	100,000	6,684,000
SPDR Trust Series 1	600,000	52,530,000
Vanguard Large Cap ETF	100,000	3,966,000
		74,146,250
Large Cap Growth - 16.80%
iShares Russell 1000 Growth Index Fund	1,200,000	46,368,000
Powershares QQQ	1,200,000	41,136,000
		87,504,000
Large Cap Value - 1.41%
DIAMOND Trust, Series I	90,000	7,350,300

Mid Cap Blend - 10.05%
iShares Russell Midcap Index Fund	300,000	18,741,000
Vanguard Extended Market ETF	200,000	6,568,000
Vanguard Mid-Cap ETF	600,000	27,048,000
		52,357,000
Mid Cap Growth - 5.01%
iShares Russell Midcap Growth Index Fund	757,000	26,078,650

Small Cap Blend - 4.88%
iShares Russell 2000 Index Fund	300,000	14,556,000
Vanguard Small Cap ETF	250,000	10,862,500
		25,418,500
Specialty - 7.56%
iShares S&P Global Energy Sector Index Fund	100,000	2,830,000
iShares S&P Global Industrials Sector Index Fund	50,000	1,715,500
iShares S&P Global Materials Sector Index Fund	100,000	4,219,000
KBW Bank ETF	125,000	2,041,250
Market Vectors-Coal ETF	200,000	3,542,000
SPDR S&P Biotech ETF	200,000	9,054,000
SPDR Technology Select Sector Fund	600,000	10,350,000
Vanguard Materials ETF	110,000	5,611,100
		39,362,850

Total Equity Funds (cost $635,386,025)		485,131,470

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2009
	Shares	Market Value
Money Market Funds - 2.11%
Goldman Sachs Prime Obligation Fund	10,967,261	$ 10,967,261
Total Money Market Funds (cost $10,967,261)		10,967,261

Total Investments (cost $673,269,045) - 99.58%		$ 518,542,481
Assets In Excess of Other Liabilities - 0.42%		2,227,163
NET ASSETS - 100.00%		$ 520,769,644

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2009
	Shares	Market Value
Common Stocks - 2.37%
Diversified Companies - 2.37%
Berkshire Hathaway, Inc. - Class A *	25	$ 2,350,000
Berkshire Hathaway, Inc. - Class B *	210	643,650
Total Common Stocks (cost $4,098,607)		2,993,650

Bond Funds - 49.11%
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	226,060
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	187,340
iShares Barclays Aggregate Bond Fund	115,000	11,688,600
iShares Barclays Credit Bond Fund	15,000	1,402,800
iShares iBoxx $ High Yield Corporate Bond Fund	150,000	11,440,500
iShares iBoxx $ Investment Grade Corporate Bond Fund	125,000	12,025,000
SPDR Barclays Capital High Yield Bond ETF	159,000	5,264,490
Vanguard Intermediate Term Bond ETF	5,000	383,350
Vanguard Short Term Bond ETF	94,000	7,426,000
Vanguard Total Bond Market ETF	155,000	11,970,650
Total Bond Funds (cost $64,034,820)		62,014,790

Equity Funds - 43.78%
Commodity Funds - 3.42%
iShares S&P GSCI Commodity Indexed Trust *	70,000	1,735,300
PowerShares DB Agriculture Fund *	25,000	632,250
PowerShares DB Base Metals Fund *	50,000	695,000
PowerShares DB Commodity Index Tracking Fund *	25,000	499,500
PowerShares DB Precious Metals Fund *	25,000	755,500
		4,317,550

Emerging Markets - 10.73%
iShares MSCI Emerging Markets Index Fund	120,000	3,438,000
iShares S&P Asia 50 Index Fund	13,000	384,280
iShares S&P Latin America 40 Index Fund	162,000	4,830,840
SPDR S&P BRIC 40 ETF	13,000	221,520
SPDR S&P China ETF	13,000	659,620
SPDR S&P Emerging Asia Pacific ETF	13,000	692,640
Vanguard Emerging Markets ETF	120,000	3,320,400
		13,547,300
International Equity - 0.61%
iShares MSCI Hong Kong Index Fund	30,000	356,100
Vanguard FTSE All-World ex-US ETF	200	6,368
Vanguard Pacific ETF	10,000	409,400
		771,868

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2009
	Shares	Market Value
Large Cap Blend - 11.50%
Rydex Russell Top 50 ETF	10,000	$ 668,400
SPDR Trust Series I	135,000	11,819,250
Vanguard Large-Cap ETF	40,000	1,586,400
Vanguard Mega Cap 300 ETF	15,000	454,650
		14,528,700

Large Cap Growth - 6.51%
iShares Russell 1000 Growth Index Fund	106,000	4,095,840
iShares S&P 500 Growth Index Fund	200	9,074
Powershares QQQ	106,000	3,633,680
Vanguard Mega Cap 300 Growth ETF	15,000	488,100
		8,226,694
Large Cap Value - 1.63%
Diamonds Trust Series I	20,000	1,633,400
iShares S&P 500 Value Index Fund	200	8,308
Vanguard Mega Cap 300 Value ETF	15,000	420,300
		2,062,008
Mid Cap Blend - 4.15%
iShares Russell Midcap Index Fund	20,000	1,249,400
Vanguard Extended Market ETF	50,000	1,642,000
Vanguard Mid-Cap ETF	52,000	2,344,160
		5,235,560

Small Cap Blend - 2.26%
iShares Russell 2000 Index Fund	31,000	1,504,120
Vanguard Small Cap ETF	31,000	1,346,950
		2,851,070
Speciality - 2.97%
KBW Bank ETF	30,000	489,900
Market Vectors-Coal ETF	30,000	531,300
SPDR S&P Biotech Sector Fund	20,000	905,400
SPDR Technology Select Sector Fund	106,000	1,828,500
		3,755,100

Total Equity Funds (cost $67,782,502)		55,295,850

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2009
	Principal ($)	Market Value
Corporate Bonds - 2.88%
Alcoa, Inc. 6.00%, due 1/15/12	$ 1,915,000	$ 1,859,948
Sunoco, Inc. 4.875%, due 10/15/14	644,000	567,060
Westar Energy, Inc. 6.00%, due 7/1/14	1,207,000	1,215,232
Total Corporate Bonds (cost $3,520,795)		3,642,240

	Shares	Market Value
Money Market Funds - 2.35%
Goldman Sachs Prime Obligation Fund	2,966,916	2,966,916
Total Money Market Funds (cost $2,966,916)		2,966,916

Total Investments (cost $142,403,640) - 100.49%		$ 126,913,446
Liabilities In Excess of Other Assets - (0.49)%		(622,956)
NET ASSETS - 100.00%		$ 126,290,490

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depository Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund
April 30, 2009
	Shares	Market Value
Common Stocks - 3.05%
Diversified Companies - 3.05%
Berkshire Hathaway, Inc. - Class A*	26	$ 2,444,000
Berkshire Hathaway, Inc. - Class B*	402	1,232,130
Total Common Stocks (cost $4,774,736)		3,676,130

Bond Funds - 21.91%
iShares Barclays Credit Bond Fund	5,000	467,600
iShares iBoxx $ High Yield Corporate Bond Fund	100,000	7,627,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	100,000	9,620,000
SPDR Barclays Capital High Yield Bond ETF	190,000	6,290,900
Vanguard Short Term Bond ETF	25,000	1,975,000
Vanguard Total Bond Market ETF	5,000	386,150
Total Bond Funds (cost $26,417,760)		26,366,650

Equity Funds - 69.28%
Commodity Funds - 7.20%
iShares S&P GSCI Commodity Indexed Trust*	80,000	1,983,200
PowerShares DB Agriculture Fund*	60,000	1,517,400
PowerShares DB Base Metals Fund *	100,000	1,390,000
PowerShares DB Commodity Index Tracking Fund*	65,000	1,298,700
PowerShares DB Gold Fund*	30,000	966,600
PowerShares DB Precious Metals Fund*	50,000	1,511,000
		8,666,900
Emerging Markets - 28.02%
iShares FTSE/Xinhua China 25 Index Fund	90,000	2,878,200
iShares MSCI Brazil Index Fund	35,000	1,578,500
iShares MSCI Emerging Markets Index Fund	334,000	9,569,100
iShares S&P Asia 50 Index Fund	37,000	1,093,720
iShares S&P Latin America 40 Index Fund	280,000	8,349,600
SPDR S&P BRIC 40 ETF	116,000	1,976,640
SPDR S&P China ETF	67,000	3,399,580
SPDR S&P Emerging Asia Pacific Index Fund	37,000	1,971,360
Vanguard Emerging Markets ETF	105,000	2,905,350
		33,722,050
International Equity - 2.75%
iShares MSCI Hong Kong Index Fund	45,000	534,150
iShares MSCI Pacific ex-Japan Index Fund	100,000	2,777,000
		3,311,150
Large Cap Blend - 7.89%
Rydex Russell Top 50 ETF	6,000	401,040
SPDR Trust Series 1	70,000	6,128,500
Vanguard Large-Cap ETF	75,000	2,974,500
		9,504,040

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund (Continued)
April 30, 2009
	Shares	Market Value
Large Cap Growth - 5.95%
iShares Russell 1000 Growth Index Fund	70,000	$ 2,704,800
PowerShares QQQ	70,000	2,399,600
Vanguard Growth ETF	50,000	2,054,000
		7,158,400
Mid Cap Blend - 3.35%
Vanguard Extended Market ETF	35,000	1,149,400
Vanguard Mid-Cap ETF	64,000	2,885,120
		4,034,520
Small Cap Blend - 2.29%
iShares Russell 2000 Index Fund	30,000	1,455,600
Vanguard Small Cap ETF	30,000	1,303,500
		2,759,100
Speciality - 11.83%
iShares Dow Jones US Oil Equipment & Services Index Fund	30,000	933,300
iShares S&P Global Industrials Sector Index Fund	35,000	1,200,850
iShares S&P Global Materials Sector Index Fund	40,000	1,687,600
KBW Bank ETF	40,000	653,200
iShares S&P Global Energy Sector Index Fund	34,000	962,200
Market Vectors Coal ETF	70,000	1,239,700
SPDR Consumer Staples Select Sector Fund	75,000	1,650,000
SPDR Materials Select Sector Fund	60,000	1,540,200
SPDR S&P Biotech ETF	70,000	3,168,900
SPDR Technology Select Sector Fund	70,000	1,207,500
		14,243,450

Total Equity Funds (cost $106,618,386)		83,399,610

	Principal ($)	Market Value
Corporate Bonds - 2.90%
Alcoa, Inc., 6.00%, due 1/15/12	$ 1,779,000	1,727,857
Alcoa, Inc., 6.75%, due 7/15/18	743,000	565,858
Corning, Inc., 7.25%, due 8/15/36	785,000	647,067
Sunoco, Inc., 4.875%, due 10/15/14	623,000	548,570
Total Corporate Bonds (cost $3,289,245)		3,489,352

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund (Continued)
April 30, 2009
	Shares	Market Value
Money Market Funds - 3.71%
Goldman Sachs Prime Obligation Fund	4,462,365	$ 4,462,365
Total Money Market Funds (cost $4,462,365)		4,462,365

Total Investments (cost $145,562,492) - 100.85%		$ 121,394,107
Liabilties In Excess of Other Assets - (0.85)%		(1,029,365)
NET ASSETS - 100.00%		$ 120,364,742

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund
April 30, 2009
	Shares	Market Value
Common Stocks - 2.57%
Diversified Companies - 2.57%
Berkshire Hathaway, Inc. - Class A*	29	$ 2,726,000
Total Common Stocks (cost $3,428,300)		2,726,000

Bond Funds - 2.38%
iShares iBoxx $ High Yield Corporate Bond Fund	17,500	1,334,725
SPDR Barclays Capital High Yield Bond ETF	36,000	1,191,960
Total Bond Funds (cost $2,401,394)		2,526,685

Equity Funds - 94.07%
Commodity Funds - 3.99%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	44,000	1,465,640
iPath GSCI Total Return Index ETN *	9,000	219,960
PowerShares DB Agriculture Fund	91,000	2,301,390
PowerShares DB Commodity Index Tracking Fund	12,000	239,760
		4,226,750

Emerging Markets - 22.04%
iShares FTSE/Xinhua China 25 Index Fund	158,500	5,068,830
iShares MSCI All Country Asia ex Japan Index Fund	16,000	621,440
iShares MSCI Brazil Index Fund	30,000	1,353,000
iShares MSCI Emerging Markets Index Fund	168,000	4,813,200
iShares MSCI Mexico Investable Market Index Fund	12,500	390,500
iShares MSCI Taiwan Index Fund	188,000	1,921,360
iShares S&P Latin America 40 Index Fund	137,500	4,100,250
SPDR S&P BRIC 40 ETF	48,000	817,920
SPDR S&P Emerging Asia Pacific ETF	58,500	3,116,880
Vanguard Emerging Markets ETF	42,000	1,162,140
		23,365,520
International Equity - 6.17%
iShares MSCI Canada Index Fund	16,000	299,840
iShares MSCI Hong Kong Index Fund	251,000	2,979,370
iShares MSCI Japan Index Fund	319,000	2,714,690
iShares MSCI Singapore Index Fund	74,000	541,680
		6,535,580
Large Cap Blend - 11.08%
iShares Morningstar Large Core Index Fund	77,000	3,923,150
iShares S&P 500 Index Fund	27,000	2,368,710
Rydex Russell Top 50 ETF	47,500	3,174,900
SPDR Trust Series 1	10,500	919,275
Vanguard Mega Cap 300 ETF	45,000	1,363,950
		11,749,985
Large Cap Growth - 10.50%
iShares Russell 1000 Growth Index Fund	182,800	7,063,392
iShares Russell 3000 Growth Index Fund	27,000	849,150
Vanguard Mega Cap 300 Growth ETF	99,000	3,221,460
		11,134,002

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2009
	Shares	Market Value
Large Cap Value - 5.50%
iShares Russell 1000 Value Index Fund	56,000	$ 2,520,560
iShares S&P 500 Value Index Fund	54,000	2,243,160
Vanguard Mega Cap 300 Value ETF	38,000	1,064,760
		5,828,480

Mid Cap Blend - 4.10%
iShares Morningstar Mid Core Index Fund	50,000	2,591,500
iShares Russell Midcap Index Fund	28,000	1,749,160
		4,340,660
Mid Cap Growth - 4.19%
iShares Russell Midcap Growth Index Fund	129,000	4,444,050

Small Cap Blend - 1.17%
iShares Russell 2000 Index Fund	25,500	1,237,260

Small Cap Growth - 1.94%
iShares Russell 2000 Growth Index Fund	39,000	2,058,810

Speciality - 23.39%
iShares DJ U.S. Insurance Index Fund	63,000	1,229,760
iShares Dow Jones US Basic Materials Sector Index Fund	68,500	2,836,585
iShares S&P Global 100 Index Fund	15,500	714,085
iShares S&P Global Energy Sector Index Fund	152,500	4,315,750
iShares S&P Global Technology Sector Index Fund	138,000	5,838,780
iShares S&P North American Technology-Software Index Fund	70,000	2,551,500
iShares S&P US Preferred Stock Index Fund	50,000	1,335,000
PowerShares Water Resources Portfolio	34,000	476,680
Rydex S&P Equal Weight Technology ETF	7,000	235,340
SPDR Consumer Discretionary Select Sector Fund	37,000	860,250
SPDR DJ Global Titans ETF	2,500	109,800
SPDR S&P Biotech ETF	17,000	769,590
SPDR S&P Retail ETF	14,000	387,380
SPDR Technology Select Sector Fund	182,000	3,139,500
		24,800,000

Total Equity Funds (cost $140,180,259)		99,721,097

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2009
	Shares	Market Value

Money Market Funds - 0.63%
Goldman Sachs Prime Obligation Fund	670,020	$ 670,020
Total Money Market Funds (cost $670,020)		670,020

Total Investments (cost $146,679,973) - 99.65%		$ 105,643,802
Assets In Excess of Other Liabilities - 0.35%		362,586
NET ASSETS - 100.00%		$ 106,006,388

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund
April 30, 2009
	Shares	Market Value
Common Stocks - 0.75%
Diversified Companies - 0.75%
Berkshire Hathaway, Inc. - Class B*	100	$ 306,500
Total Common Stocks (cost $446,387)		306,500

Bond Funds - 32.13%
iShares Barclays Aggregate Bond Fund	3,000	304,920
iShares Barclays Credit Bond Fund	9,500	888,440
iShares iBoxx $ High Yield Corporate Bond Fund	25,500	1,944,885
iShares iBoxx $ Investment Grade Corporate Bond Fund	63,300	6,089,460
SPDR Barclays Capital High Yield Bond ETF	39,000	1,291,290
SPDR Barclays Capital International Treasury Bond ETF	52,000	2,683,720
Total Bond Funds (cost $14,406,227)		13,202,715

Equity Funds - 62.70%
Commodity Funds - 3.04%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	14,000	466,340
PowerShares DB Agriculture Fund *	31,000	783,990
		1,250,330

Emerging Markets - 10.84%
iShares FTSE/Xinhua China 25 Index Fund	20,500	655,590
iShares MSCI All Country Asia ex Japan Index Fund	15,000	582,600
iShares MSCI Brazil Index Fund	3,000	135,300
iShares MSCI Emerging Markets Index Fund	24,000	687,600
iShares MSCI Taiwan Index Fund	35,000	357,700
iShares S&P Latin America 40 Index Fund	9,000	268,380
SPDR S&P Emerging Asia Pacific ETF	9,000	479,520
Vanguard Emerging Markets ETF	46,500	1,286,655
		4,453,345
International Equity - 3.80%
iShares MSCI Canada Index Fund	10,000	187,400
iShares MSCI Hong Kong Index Fund	75,000	890,250
iShares MSCI Japan Index Fund	57,000	485,070
		1,562,720
Large Cap Blend - 7.49%
iShares Morningstar Large Core Index Fund	3,000	152,850
iShares S&P 500 Index Fund	3,600	315,828
Rydex Russell Top 50 ETF	10,000	668,400
SPDR Trust Series 1	4,500	393,975
Vanguard Mega Cap 300 ETF	51,000	1,545,810
		3,076,863

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2009
	Shares	Market Value
Large Cap Growth - 13.09%
iShares Morningstar Large Growth Index Fund	9,000	$ 400,680
iShares Russell 1000 Growth Index Fund	33,000	1,275,120
iShares Russell 3000 Growth Index Fund	32,000	1,006,400
iShares S&P 500 Growth Index Fund	15,000	680,550
Vanguard Mega Cap 300 Growth ETF	62,000	2,017,480
		5,380,230
Large Cap Value - 4.49%
iShares Russell 1000 Value Index Fund	15,500	697,655
iShares S&P US Preferred Stock Index Fund	21,000	560,700
Vanguard Mega Cap 300 Value ETF	21,000	588,420
		1,846,775
Mid Cap Blend - 0.38%
iShares Morningstar Mid Core Index Fund	3,000	155,490

Mid Cap Growth - 2.66%
iShares Morningstar Mid Growth Index Fund	19,000	1,092,500

Small Cap Blend - 1.00%
iShares Russell 2000 Index Fund	8,500	412,420

Small Cap Growth - 3.21%
iShares Russell 2000 Growth Index Fund	25,000	1,319,750

Speciality - 12.70%
iShares DJ U.S. Basic Materials Sector Index Fund	15,000	621,150
iShares DJ U.S. Insurance Index Fund	22,000	429,440
iShares S&P Global Energy Sector Index Fund	57,000	1,613,100
iShares S&P Global Technology Sector Index Fund	34,000	1,438,540
iShares S&P North American Technology-Software Index Fund*	14,000	510,300
SPDR Consumer Discretionary Select Sector Fund	8,000	186,000
SPDR DJ Global Titans ETF	500	21,960
Vanguard Information Technology Index Fund	10,000	397,900
		5,218,390

Total Equity Funds (cost $34,099,045)		25,768,813

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2009
	Shares	Market Value
Money Market Funds - 4.59%
Goldman Sachs Prime Obligation Fund	1,886,550	$ 1,886,550
Total Money Market Funds (cost $1,886,550)		1,886,550

Total Investments (cost $50,838,209) - 100.17%		$ 41,164,578
Liabilities In Excess of Other Assets - (0.17)%		(71,414)
NET ASSETS - 100.00%		$ 41,093,164

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2009

	Amerigo	Clermont	Berolina
Assets:	Fund	Fund	Fund
Investments, at cost	$ 673,269,045	$ 142,403,640	$ 145,562,492
Investments in securities, at value	$ 518,542,481	$ 126,913,446	$ 121,394,107
Receivable for securities sold	3,268,584	816,957	-
Interest and dividends receivable	24,304	62,561	68,375
Receivable for fund shares sold	346,040	36,480	9,090
Prepaid expenses and other assets	48,064	17,743	22,171
Total Assets	522,229,473	127,847,187	121,493,743
Liabilities:
Payable for securities purchased	648,370	1,314,946	959,435
Accrued advisory fees	414,360	73,357	48,334
Payable for fund shares redeemed	332,881	135,751	87,537
Fees payable to other affiliates	34,584	13,319	13,320
Accrued distribution (12b-1) fees	2,625	-	-
Accrued expenses and other liabilities	27,009	19,324	20,375
Total Liabilities	1,459,829	1,556,697	1,129,001
Net Assets	$ 520,769,644	$ 126,290,490	$ 120,364,742
Net Assets:
Paid in capital	$ 800,244,020	$ 167,602,932	$ 177,378,937
Undistributed net investment income (loss)	6,979,853	2,791,352	2,989,017
Accumulated net realized gain (loss) on investments	(131,727,665)	(28,613,600)	(35,834,827)
Net unrealized appreciation (depreciation) on investments	(154,726,564)	(15,490,194)	(24,168,385)
Net Assets	$ 520,769,644	$ 126,290,490	$ 120,364,742
Class C Shares:
Net assets	$ 3,291,595	$ -	$ -
Net asset value and offering price per share (Net assets
÷ Total shares of beneficial interest outstanding)*	$ 8.37	$ -	$ -
Total shares outstanding at end of period	393,260	-	-
Class N Shares:
Net assets	$ 517,478,049	$ 126,290,490	$ 120,364,742
Net asset value and offering price per share (Net assets
÷ Total shares of beneficial interest outstanding)	$ 8.75	$ 7.48	$ 6.58
Total shares outstanding at end of period	59,138,939	16,873,063	18,290,182

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2009

	Descartes	Liahona
Assets:	Fund	Fund
Investments, at cost	$ 146,679,973	$ 50,838,209
Investments in securities, at value	$ 105,643,802	$ 41,164,578
Receivable for securities sold	477,145	-
Interest and dividends receivable	71	460
Receivable for fund shares sold	4,003	9,451
Prepaid expenses and other assets	24,112	11,749
Total Assets	106,149,133	41,186,238
Liabilities:
Payable for securities purchased	-	-
Accrued advisory fees	51,281	18,737
Payable for fund shares redeemed	61,213	50,372
Fees payable to other affiliates	12,548	8,565
Accrued distribution (12b-1) fees	-	-
Accrued expenses and other liabilities	17,703	15,400
Total Liabilities	142,745	93,074
Net Assets	$ 106,006,388	$ 41,093,164
Net Assets:
Paid in capital	$ 161,418,079	$ 56,170,228
Undistributed net investment income (loss)	512,469	306,130
Accumulated net realized gain (loss) on investments	(14,887,989)	(5,709,563)
Net unrealized appreciation (depreciation) on investments	(41,036,171)	(9,673,631)
Net Assets	$ 106,006,388	$ 41,093,164
Class N Shares:
Net assets	$ 106,006,388	$ 41,093,164
Net asset value and offering price per share (Net assets
÷ Total shares of beneficial interest outstanding)	$ 6.87	$ 7.18
Total shares outstanding at end of period	15,439,048	5,721,181

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2009

	Amerigo	Clermont	Berolina
	Fund	Fund	Fund
Investment Income:
Interest income	$ 93,110	$ 42,980	$ 143,554
Dividend income	14,121,250	5,375,443	4,361,894
Total investment income	14,214,360	5,418,423	4,505,448
Expenses:
Investment advisory fee	6,255,663	1,314,433	1,303,954
Administration fees	416,409	137,384	123,278
Accounting fees	117,240	49,458	46,019
Transfer agent fees	134,499	57,507	109,617
Distribution fees (12b-1) - Class C Shares	41,572	-	-
Custodian fees	44,755	11,694	11,729
Registration & filing fees	26,999	15,999	13,495
Professional fees	42,088	20,717	21,410
Printing and postage expense	53,054	16,848	26,879
Trustees' fees	20,166	16,173	16,148
Insurance	25,750	5,774	5,555
Chief compliance officer fees	20,012	2,678	2,696
Overdraft expense	4,414	9,709	2,982
Miscellaneous expenses	8,312	2,709	2,067
Total expenses before waivers	7,210,933	1,661,083	1,685,829
Expenses (waived ) recaptured	17,502	(151,770)	(190,957)
Net Expenses	7,228,435	1,509,313	1,494,872
Net Investment Income	6,985,925	3,909,110	3,010,576
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(131,293,881)	(28,068,109)	(35,724,828)
Distributions of realized gains by other investment companies	-	-	-
Total net realized gain (loss)	(131,293,881)	(28,068,109)	(35,724,828)
Net change in unrealized appreciation (depreciation)
on investments	(211,349,015)	(19,243,728)	(35,218,907)
Net Realized and Unrealized Gain (Loss) on Investments	(342,642,896)	(47,311,837)	(70,943,735)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$(335,656,971)	$ (43,402,727)	$ (67,933,159)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2009

	Descartes	Liahona
	Fund	Fund
Investment Income:
Interest income	$ 13,461	$ 10,216
Dividend income	2,859,120	1,402,151
Total investment income	2,872,581	1,412,367
Expenses:
Investment advisory fee	1,250,777	409,820
Administration fees	117,791	43,502
Accounting fees	43,764	28,989
Transfer agent fees	73,898	34,004
Distribution fees (12b-1) - Class C Shares	-	-
Custodian fees	9,985	4,667
Registration & filing fees	12,999	17,999
Professional fees	19,123	15,179
Printing and postage expense	20,818	6,701
Trustees' fees	16,148	15,438
Insurance	4,453	2,292
Chief compliance officer fees	2,930	1,537
Overdraft expense	1,670	1,709
Miscellaneous expenses	1,719	1,093
Total expenses before waivers	1,576,075	582,930
Expenses (waived ) recaptured	(142,070)	(112,449)
Net Expenses	1,434,005	470,481
Net Investment Income	1,438,576	941,886
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(14,873,645)	(5,698,856)
Distributions of realized gains by other investment companies	-	-
Total net realized gain (loss)	(14,873,645)	(5,698,856)
Net change in unrealized appreciation (depreciation)
on investments	(48,754,922)	(10,521,382)
Net Realized and Unrealized Gain (Loss) on Investments	(63,628,567)	(16,220,238)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$ (62,189,991)	$ (15,278,352)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2009	April 30, 2008	April 30, 2009	April 30, 2008
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 6,985,925	$ 2,654,078	$ 3,909,110	$ 2,944,995
Net realized gain (loss) on investments	(131,293,881)	46,055,412	(28,068,109)	6,067,653
Distributions of realized gains
by other investment companies	-	64,365	-	4,955
Net change in unrealized appreciation
(depreciation) on investments	(211,349,015)	(15,271,607)	(19,243,728)	(9,769,815)
Net increase (decrease) in net assets
resulting from operations	(335,656,971)	33,502,248	(43,402,727)	(752,212)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(6,476,501)	(3,019,059)	(1,914,024)	(2,837,435)
From Net Realized Gains:
Class C	(140,113)	(291,308)	-	-
Class N	(20,541,462)	(34,126,623)	(1,760,902)	(6,912,338)
Total Dividends and Distributions
to Shareholders	(27,158,076)	(37,436,990)	(3,674,926)	(9,749,773)
From Fund Share Transactions	51,978,437	173,194,336	5,143,835	48,679,656
Total Increase (Decrease) in Net Assets	(310,836,610)	169,259,594	(41,933,818)	38,177,671

Net Assets:
Beginning of year	831,606,254	662,346,660	168,224,308	130,046,637
End of year	$ 520,769,644	$ 831,606,254	$ 126,290,490	$ 168,224,308
Undistributed net investment income
at end of year	$ 6,979,853	$ 46,951	$ 2,791,352	$ 861,764

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Berolina Fund		Descartes Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2009	April 30, 2008	April 30, 2009	April 30, 2008
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 3,010,576	$ 1,731,172	$ 1,438,576	$ 572,286
Net realized gain (loss) on investments	(35,724,828)	9,649,525	(14,873,645)	4,814,134
Distributions of realized gains
by other investment companies	-	21,431	-	14,642
Net change in unrealized appreciation
(depreciation) on investments	(35,218,907)	(1,935,382)	(48,754,922)	(6,185,121)
Net increase (decrease) in net assets
resulting from operations	(67,933,159)	9,466,746	(62,189,991)	(784,059)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(1,465,927)	(1,629,945)	(920,227)	(764,650)
From Net Realized Gains:
Class C	-	-	-	-
Class N	(3,344,383)	(6,219,186)	(233,658)	(4,706,555)
Total Dividends and Distributions
to Shareholders	(4,810,310)	(7,849,131)	(1,153,885)	(5,471,205)
From Fund Share Transactions	28,172,504	39,978,770	7,585,372	31,150,015
Total Increase (Decrease) in Net Assets	(44,570,965)	41,596,385	(55,758,504)	24,894,751

Net Assets:
Beginning of year	164,935,707	123,339,322	161,764,892	136,870,141
End of year	$ 120,364,742	$ 164,935,707	$ 106,006,388	$ 161,764,892
Undistributed net investment income
at end of year	$ 2,989,017	$ 106,225	$ 512,469	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund
	Year Ended	Year Ended
	April 30, 2009	April 30, 2008
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 941,886	$ 466,231
Net realized gain (loss) on investments	(5,698,856)	817,215
Distributions of realized gains
by other investment companies	-	92
Net change in unrealized appreciation
(depreciation) on investments	(10,521,382)	(2,105,241)
Net increase (decrease) in net assets
resulting from operations	(15,278,352)	(821,703)
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-
Class N	(616,686)	(483,342)
From Net Realized Gains:
Class C	-	-
Class N	(216,900)	(793,227)
Total Dividends and Distributions
to Shareholders	(833,586)	(1,276,569)
From Fund Share Transactions	9,465,570	15,335,516
Total Increase (Decrease) in Net Assets	(6,646,368)	13,237,244

Net Assets:
Beginning of year	47,739,532	34,502,288
End of year	$ 41,093,164	$ 47,739,532
Undistributed net investment income
at end of year	$ 306,130	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class C Shares

	Fiscal Years Ending April 30,
	2009		2008		2007		2006	2005

Net asset value, beginning of period	$ 14.31		$ 14.47		$ 14.91		$ 12.65	$ 11.82

Income (loss) from investment operations:
Net investment income (loss) (b)	0.01		(0.10)		(0.05)		(0.07)	(0.07)
Net realized and unrealized gain (loss)
on investments	(5.60)		0.65		1.49		2.67	0.90
Total income (loss) from
investment operations	(5.59)		0.55		1.44		2.60	0.83

Less distributions from:
net investment income	-		-		-		(0.01)	-
net realized gain	(0.35)		(0.71)		(1.88)		(0.33)	-
Total distributions from net investment
income and net realized gains	$ (0.35)		$ (0.71)		$ (1.88)		$ (0.34)	$ -

Net asset value, end of period	$ 8.37		$ 14.31		$ 14.47		$ 14.91	$ 12.65

Total return (c)	(38.90)%		3.62%		10.25%		20.73%	7.02%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 3,292		$ 5,850		$ 7,194		$ 7,893	$ 7,067
Ratio of expenses to
average net assets (d)	2.15%	(e)	2.15	(e)	2.15%	(e)	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.15%	(e)	2.15	(e)	2.15%	(e)	2.16%	2.22%
Ratio of net investment income (loss) to
average net assets (b)	0.11%		(0.67)%		(0.37)%		(0.51)%	(0.57)%
Portfolio turnover rate	69%		44%		173%		73%	57%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,
	2009		2008		2007		2006	2005

Net asset value, beginning of period	$ 14.97		$ 15.02		$ 15.39		$ 12.97	$ 12.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.12		0.06		0.09		0.08	0.07
Net realized and unrealized gain (loss)
on investments	(5.88)		0.67		1.55		2.73	0.91
Total income (loss) from
investment operations	(5.76)		0.73		1.64		2.81	0.98

Less distributions from:
net investment income	(0.11)		(0.06)		(0.13)		(0.06)	(0.01)
net realized gains	(0.35)		(0.72)		(1.88)		(0.33)	-
Total distributions from net investment
income and net realized gains	(0.46)		(0.78)		(2.01)		(0.39)	(0.01)

Net asset value, end of period	$ 8.75		$ 14.97		$ 15.02		$ 15.39	$ 12.97

Total return (c)	(38.26)%		4.64%		11.29%		21.89%	8.16%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 517,478		$ 825,756		$ 655,153		$ 586,480	$ 337,929
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	(e)	1.15%	(e)	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.15%	(e)	1.15%	(e)	1.15%	(e)	1.16%	1.22%
Ratio of net investment income (loss) to
average net assets (b)	1.13%		0.39%		0.61%		0.53%	0.54%
Portfolio turnover rate	69%		44%		173%		73%	57%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 10.51	$ 11.39	$ 11.04	$ 10.33	$ 10.04

Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.23	0.23	0.17	0.14
Net realized and unrealized gain (loss)
on investments	(3.04)	(0.33)	0.66	0.96	0.34
Total income (loss) from
investment operations	(2.79)	(0.10)	0.89	1.13	0.48

Less distributions from:
net investment income	(0.13)	(0.23)	(0.23)	(0.15)	(0.13)
net realized gains	(0.11)	(0.55)	(0.31)	(0.27)	(0.06)
Total distributions from net investment
income and net realized gains	(0.24)	(0.78)	(0.54)	(0.42)	(0.19)

Net asset value, end of period	$ 7.48	$ 10.51	$ 11.39	$ 11.04	$ 10.33

Total return (c)	(26.48)%	(1.13)%	8.23%	11.14%	4.72%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 126,290	$ 168,224	$ 130,047	$ 133,609	$ 102,884
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	1.23%	1.25%	1.26%	1.32%
Ratio of net investment income (loss) to
average net assets (b)	2.98%	2.06%	2.07%	1.56%	1.35%
Portfolio turnover rate	67%	66%	118%	55%	36%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Berolina Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,			Period Ended
	2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 11.32	$ 11.14	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.18	0.14	0.12	0.01
Net realized and unrealized gain (loss)
on investments	(4.63)	0.65	1.04	0.10
Total income (loss) from
investment operations	(4.45)	0.79	1.16	0.11

Less distributions from:
net investment income	(0.09)	(0.13)	(0.10)	-
net realized gains	(0.20)	(0.48)	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.29)	(0.61)	(0.13)	-

Net asset value, end of period	$ 6.58	$ 11.32	$ 11.14	$ 10.11

Total return (c)	(39.25)%	6.93%	11.56%	1.10%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 120,365	$ 164,936	$ 123,339	$ 33,338
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.30%	1.23%	1.31%	2.12%	(e)
Ratio of net investment income (loss) to
average net assets (b)	2.31%	1.18%	1.12%	0.55%	(e)
Portfolio turnover rate	75%	83%	102%	86%	(f)

* Fund commenced operations on January 27, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,				Period Ended
	2009	2008	2007		April 30, 2006*

Net asset value, beginning of period	$ 10.84	$ 11.32	$ 9.99		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.09	0.04	0.10		-
Net realized and unrealized gain (loss) on
on investments	(3.99)	(0.10)	1.31		(0.01)
Total income (loss) from
investment operations	(3.90)	(0.06)	1.41		(0.01)

Less distributions from:
net investment income	(0.06)	(0.06)	(0.08)		-
net realized gains	(0.01)	(0.36)	-		-
Total distributions from net investment
income and net realized gains	(0.07)	(0.42)	(0.08)	#	-

Net asset value, end of period	$ 6.87	$ 10.84	$ 11.32		$ 9.99

Total return (c)	(35.92)%	(0.75)%	14.16%		(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 106,006	$ 161,765	$ 136,870		$ 4,591
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%		1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.26%	1.22%	1.32%		23.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	1.14%	0.39%	0.92%		0.43%	(e)
Portfolio turnover rate	38%	38%	16%		0%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated. (a)

	Class N Shares

	Fiscal Years Ending April 30,			Period Ended
	2009	2008	2007	April 30, 2006*

Net asset value, beginning of period	$ 10.40	$ 10.94	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.12	0.16	-
Net realized and unrealized gain (loss)
on investments	(3.24)	(0.33)	0.91	(0.01)
Total income (loss) from
investment operations	(3.05)	(0.21)	1.07	(0.01)

Less distributions from:
net investment income	(0.13)	(0.12)	(0.12)	-
net realized gains	(0.04)	(0.21)	-	-
Total distributions from net investment
income and net realized gains	(0.17)	(0.33)	(0.12)	-

Net asset value, end of period	$ 7.18	$ 10.40	$ 10.94	$ 9.99

Total return (c)	(29.31)%	(2.06)%	10.71%	(0.10)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 41,093	$ 47,740	$ 34,502	$ 1,826
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.43%	1.39%	1.73%	74.02%	(e)
Ratio of net investment income (loss) to
average net assets (b)	2.30%	1.14%	1.58%	0.24%	(e)
Portfolio turnover rate	46%	49%	81%	7%	(f)

* Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2009

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, Liahona Fund and Reservoir Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.   The Reservoir Fund had not commenced operations as of April 30, 2009.   The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund Reservoir Fund	Growth of capital and current income Current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, Liahona Fund and Reservoir Fund
Investor Class	Reservoir Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N and Investor Class Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of April 30, 2009, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

Various inputs are used in determining the value of the Fund’s investments relating to SFAS 157.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of April 30, 2009 in valuing the Funds’ assets carried at fair value:

* Other financial instruments include futures, forwards, written options and swap contracts.

* Other financial instruments include futures, forwards, written options and swap contracts.

* Other financial instruments include futures, forwards, written options and swap contracts.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

* Other financial instruments include futures, forwards, written options and swap contracts.

* Other financial instruments include futures, forwards, written options and swap contracts.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial disclosures.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

Purchased Options

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  Call options are purchased for the purpose of increasing the Fund’s return or acquiring the underlying securities or currencies. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

New Accounting Pronouncements

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management of the Funds reviewed the tax positions in the open tax years, 2006 to 2009, and determined that the implementation of FIN 48 had no impact on the Funds’ net assets or results of operations.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Derivatives Disclosure

In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161”).   SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.   SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows.   The impact the adoption of SFAS 161 will have, if any, on the financial statements and related disclosures, is currently being evaluated prior to implementation.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

The waivers of the Adviser’s fees for the year ended April 30, 2009 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$151,770
Berolina Fund	190,957
Descartes Fund	142,070
Liahona Fund	112,449

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the year ended April 30, 2009, the Adviser recaptured $17,502 of prior period expense reimbursements from the Amerigo Fund.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

	2010	2011	2012	Total
Amerigo Fund	$ ―	$ ―	$ ―	$ ―
Clermont Fund	120,991	113,146	151,770	385,907
Berolina Fund	123,887	118,709	190,957	433,553
Descartes Fund	124,390	101,383	142,070	367,843
Liahona Fund	132,886	98,713	112,449	344,048

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration Services Agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,000 for the initial class and $1,000 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $2,000 minimum or an annual per account fee of $14.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, which are subject to annual CPI (Consumer Price Index) increases, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

GFS also provides custody administration services to the Funds pursuant to a custody agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to First National Bank of Omaha, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the year ended April 30, 2009 was $36,547.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, Gemcom charges a per-page conversion fee and a flat filing fee.  For the year ended April 30, 2009, Gemcom received $65,939 for providing such services.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee of $34,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2009, were as follows:

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2009, were as follows:

	Purchases	Sales
Amerigo Fund	$455,684,838	$432,172,951
Clermont Fund	93,070,738	87,260,149
Berolina Fund	121,351,770	96,974,255
Descartes Fund	54,718,854	47,517,282
Liahona Fund	27,857,075	18,666,049

6.

Shareholders’ Transactions

At April 30, 2009, the Funds had an unlimited number of shares authorized.

Following is a summary of shareholder transactions for each Fund:

	Year Ended April 30, 2009		Year Ended April 30, 2008
Amerigo Fund	Shares	Dollars	Shares	Dollars

Class C Shares:
Shares sold	32,683	$334,503	35,134	$ 509,686
Shares issued to shareholders in reinvestment	17,477	137,888	19,241	286,688
Shares redeemed	(65,805)	(596,207)	(142,521)	(2,107,076)
Net decrease	(15,645)	$(123,816)	(88,146)	$(1,310,702)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

	Year Ended April 30, 2009		Year Ended April 30, 2008
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares sold	15,692,992	$169,764,699	16,108,533	$243,746,565
Shares issued to shareholders in reinvestment	3,221,941	26,484,390	2,322,200	36,086,988
Shares redeemed	(14,930,607)	(144,146,836)	(6,883,551)	(105,328,515)
Net increase	3,984,326	$52,102,253	11,547,182	$174,505,038

	Year Ended April 30, 2009		Year Ended April 30, 2008
Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares sold	8,752,842	$71,454,034	7,428,483	$ 79,968,910
Shares issued to shareholders in reinvestment	495,864	3,604,931	860,057	9,383,225
Shares redeemed	(8,385,597)	(69,915,130)	(3,695,416)	(40,672,479)
Net increase	863,109	$5,143,835	4,593,124	$48,679,656

	Year Ended April 30, 2009		Year Ended April 30, 2008
Berolina Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	7,079,804	$54,019,169	4,494,421	$51,336,866
Shares issued to shareholders in reinvestment	732,285	4,591,429	630,041	7,295,876
Shares redeemed	(4,088,585)	(30,438,094)	(1,629,134)	(18,653,972)
Net increase	3,723,504	$28,172,504	3,495,328	$39,978,770

	Year Ended April 30, 2009		Year Ended April 30, 2008
Descartes Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	4,011,279	$32,938,920	3,962,267	$43,937,942
Shares issued to shareholders in reinvestment	176,906	1,151,661	480,688	5,470,225
Shares redeemed	(3,669,387)	(26,505,209)	(1,615,919)	(18,258,152)
Net increase	518,798	$7,585,372	2,827,036	$31,150,015

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

	Year Ended April 30, 2009		Year Ended April 30, 2008
Liahona Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	3,187,597	$25,089,710	1,846,762	$19,737,854
Shares issued to shareholders in reinvestment	117,540	832,183	117,873	1,276,569
Shares redeemed	(2,172,941)	(16,456,323)	(528,904)	(5,678,907)
Net increase	1,132,196	$9,465,570	1,435,731	$15,335,516

7.   Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30,2009 and April 30, 2008 were as follows:

As of April 30, 2009, the components of distributable earnings/ (deficit) on a tax basis were as follows:

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2009

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and grantor trusts/ partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to grantor trusts and partnership adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At April 30, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences attributable to reclass of short-term capital gains to ordinary income and grantor trusts adjustments resulted in reclassification for the year ended April 30, 2009 as follows:

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund (each a series of AdvisorOne Funds), as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund as of April 30, 2009 and the results of their operations, the changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 24, 2009

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/08)	Ending Account Value (4/30/09)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/08 to 4/30/09)
Amerigo Fund
Actual:
Class C	$1,000.00	$985.70	2.15%	$10.59
Class N	1,000.00	990.70	1.15%	5.68
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.13	2.15%	10.74
Class N	1,000.00	1,019.09	1.15%	5.76

	Beginning Account Value (11/1/08)	Ending Account Value (4/30/09)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/08 to 4/30/09)
Clermont Fund
Actual	$1,000.00	$1,019.40	1.15%	$5.76
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Berolina Fund
Actual	1,000.00	996.70	1.15%	5.69
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Descartes Fund
Actual	1,000.00	995.10	1.15%	5.69
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
Liahona Fund
Actual	1,000.00	1,011.20	1.15%	5.73
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

                                                        *Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AdvisorOne Funds Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships
INTERESTED TRUSTEES
Michael Miola** Age: 56	Chairman of the Board	Elected by Shareholders on May 7, 2003

Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC; CLS Investments, LLC; Gemcom, LLC and Northern Lights Compliance Services, LLC; Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Constellation Trust Company.

NON-INTERESTED TRUSTEES
L. Merill Bryan, Jr. Age: 64 Gary Lanzen Age: 55 Anthony J. Hertl Age: 59	Trustee Trustee Trustee	Elected by Shareholders on May 7, 2003 Elected by Shareholders on May 7, 2003 Elected by Shareholders on December 17, 2004

Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust.

Chief Investment Officer (2006-Present), formerly President of Orizon Investment Counsel, LLC; formerly Partner, Orizon Group, Inc.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust.

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Satuit Capital Management Trust; The Z Seven Fund, Inc.; Greenwich Advisors Trust.

AdvisorOne Funds Annual Report

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

OFFICERS

W. Patrick Clarke

Age:  64

Andrew Rogers

Age: 39

450 Wireless Boulevard

Hauppauge, NY 11788

Brian Nielsen

Age: 36

Michael Wagner

Age: 58

450 Wireless Boulevard

Hauppauge, NY 11788

James Colantino

Age:  39

450 Wireless Blvd.

Hauppauge, NY 11788

	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer	Appointed February 3, 2003 Appointed June 23, 2006 Appointed May 9, 2003 Appointed June 23, 2006 Appointed March 29, 2007

President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of CLS Investments, LLC; Orion Advisor Services, LLC, Gemini Fund Services, LLC, Northern Lights Distributors, LLC; Gemcom, LLC,  Northern Lights Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

President and Manager, Gemini Fund Services, LLC; formerly Manager, Northern Lights Compliance Services, LLC; (3/2006 -5/2008); formerly Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003);   Manager (since 3/2006) and President (since 2004), Gemcom LLC.

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC, CLS Investments, LLC and Orion Advisor Services, LLC; President, Secretary and General Counsel for Northern Lights Distributors, LLC; Director, Secretary and General Counsel for Constellation Trust Company; Assistant Secretary for Gemini Fund Services, LLC, Northern Lights Compliance Services, LLC and Gemcom, LLC; Manager of Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC.

President (4/06-present) and Chief Operating Officer (9/04-3/06), Northern Lights Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (2004-2006); Chief Operating Officer and Manager of Northern Lights Compliance Services, LLC.

Vice President (since 2004); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

____________

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  CLS Investments, LLC (the Trust’s Adviser), Gemini Fund Services, LLC (the Trust’s Administrator) and Northern Lights Distributors, LLC (the Trust’s Distributor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

Approval of the Advisory Agreement – CLS Funds

The Board of Trustees of the Trust (“Board”),, including a majority of the Independent Trustees, approved the continuance of the Investment Advisory Agreement between the Trust and CLS Investments, LLC (the “Adviser”) at a meeting held on March 27, 2009.

In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust, including   (a) the Adviser’s personnel and resources; (b) the resources available with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions; and (c) the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board received satisfactory responses from representatives of the Adviser with respect to a series of important questions, including: (a)  whether the Adviser was involved in any lawsuits or  pending regulatory actions; (b) whether the Adviser’s management of other accounts conflicts with its management of the Funds; (c) whether the Adviser has procedures in place to adequately allocate trades among its respective clients; and (d) whether the Adviser has made any material changes to its Compliance Program.  The Board then reviewed the capitalization of the Adviser based on financial statements provided by the Adviser and concluded that the Adviser was sufficiently well-capitalized to meet its obligations to the Funds.  The Board concluded that CLS has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board reviewed information on the investment performance of each Fund since inception compared to its benchmark.  A representative of the Adviser reviewed information on the recent performance of each Fund compared to its benchmark, and discussed with the Trustees the impact of the recent market downturn on the Funds as well as the systemic adjustments made by the Adviser as a result of the extreme market events.  The Trustees considered information regarding the performance of a peer group of other funds.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board reviewed the advisory fee paid by each Fund compared to fees paid by a peer group of other funds, as well as fees paid by other funds managed by the Adviser.  The Board discussed the active management strategy of each Fund and the overall duties of the Adviser.  The Board then considered the expense ratio of each Fund, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements for each Fund, which stated that the Adviser had agreed to waive or limit its management fees and/or reimburse expenses at least until August 30, 2010, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that the advisory fee paid by each Fund is fair and reasonable.

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration, but would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the income and other benefits realized by the Adviser and its affiliates from other activities related to the Funds.  The Board concluded that the Adviser’s level of profitability from its relationship to each Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees determined that approval of the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds

4020 S. 147th Street• Omaha, NE 68137

866-811-0225 • www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

0810-NLD-7/2/2009

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 77,500

FY 2008

$ 63,000

(b)

Audit-Related Fees

FY 2009

$ 0

FY 2008

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2009

$ 14,500

FY 2008

$ 13,500

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2009

$ 0

$ 0

FY 2008

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2008 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2009

$ 14,500

            $ None

FY 2008

$ 13,500

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2009.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

       W. Patrick Clarke, President

Date

7/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        W. Patrick Clarke, President

Date

7/8/09

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

7/8/09